Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments
4.	Financial Instruments

Cash equivalents, and investments, all of which are classified as available-for-sale securities, consisted of the following (in thousands):

	December 31, 2012			June 30, 2013
	Cost	Unrealized Gain (Loss)	Estimated Fair Value	Cost	Unrealized Gain (Loss)	Estimated Fair Value
Money market funds	$43,303	$–	$43,303	$103,302	$–	$103,302
Corporate notes and commercial paper	64,403	22	64,425	77,020	(16)	77,004
U.S. government agency securities	19,335	11	19,346	45,960	(20)	45,940

	$127,041	$33	$127,074	$226,282	$(36)	$226,246

Classified as:
Cash equivalents			$43,303			$103,302
Short-term investments			77,656			95,358
Long-term investments			6,115			27,586

Total cash equivalents and investments			$127,074			$226,246

At June 30, 2013 and December 31, 2012, the remaining contractual maturities of available-for-sale securities were less than two years. There have been no significant realized gains or losses on available-for-sale securities for the periods presented.

4. Financial Instruments

Cash equivalents and short-term and long-term investments, all of which are classified as available-for-sale securities, consisted of the following (in thousands):

	December 31, 2011			December 31, 2012
	Cost	Unrealized Gain (Loss)	Estimated Fair Value	Cost	Unrealized Gain	Estimated Fair Value
Money market funds	$166,696	$–	$166,696	$43,303	$–	$43,303
Corporate notes and commercial paper	9,895	(2)	9,893	64,403	22	64,425
U.S. government agency securities	7,872	1	7,873	19,335	11	19,346

	$184,463	$(1)	$184,462	$127,041	$33	$127,074

At December 31, 2012, the remaining contractual maturities of available-for-sale securities were less than two years. There have been no significant realized gains or losses on available-for-sale securities for the periods presented.